Derivative Financial Instruments - Change in Notional Amounts (Details 2) (10-K) - American International Group Financial Products Corp [Member] - Cross Currency Interest Rate Contract [Member]
$ in Millions
12 Months Ended
Dec. 31, 2013 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount, beginning of period	$ 417
Discontinued and terminated contracts	(417)
Notional amount, end of period	$ 0